                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended            September 30, 2003
                                                         ------------------


Check here if Amendment           [ ]              Amendment Number:   [ ]
   This Amendment (Check only one):            [ ]   is a restatement
                                               [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    WS Capital Management, L.P.
         ------------------------------
Address: 300 Crescent Court, Suite 880
         ------------------------------
         Dallas, Texas 75201
         ------------------------------

Form 13F File Number:        28-10349
                             ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Reid S. Walker                    Contact Person: Joseph I. Worsham, II
         ------------------------------
Title:   Member of WS Capital, L.L.C.,
         general partner of
         WS Capital Management, L.P.
         ------------------------------
Phone:   (214) 756-6056
         ------------------------------

Signature, Place and Date of Signing:

         /s/ Reid S. Walker                Dallas, Texas     November 14, 2003
         ------------------------------  -----------------  --------------------
               (Signature)                 (City, State)        (Date)

Report Type ( Check only one):

[X]   13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report.)

] ]   13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

] ]   13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                             0
Form 13F Information Table Entry Total:                      122
Form 13F Information Table Value Total:                 $306,970
                                                  (in thousands)

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                           COLUMN 2  COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                           TITLE OF               VALUE   SHRS OR   SH/ PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
 ISSUER                             CLASS      CUSIP    [x$1000] PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE       SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
AC MOORE ARTS & CRAFTS INC           COM      00086T103     223     10,000 SH        SHARE(D2)                           10,000
ACRES GAMING INC                     COM      004936100   2,487    217,550 SH        SHARE(D2)                          217,550
ACTION PERFORMANCE COS INC           COM      004933107     855     35,000 SH        SHARE(D2)                           35,000
ACTIVISION INC NEW                 COM NEW    004930202   2,514    210,000 SH        SHARE(D2)                          210,000
AFC ENTERPRISES INC                  COM      00104Q107   1,691    105,000 SH        SHARE(D2)                          105,000
AFTERMARKET TECHNOLOGY CORP          COM      008318107   1,853    162,418 SH        SHARE(D2)                          162,418
AKSYS LTD                            COM      010196103   1,150    115,000 SH        SHARE(D2)                          115,000
AMERCO                               COM      023586100     514     27,000 SH        SHARE(D2)                           27,000
AMERICA MOVIL S A DE C V       SPON ADR L SHS 02364W105     924     40,000 SH          SOLE(1)             40,000
AMERICA SVC GROUP INC                COM      02364L109     855     40,700 SH         OTHER(3)                           40,700
AMERICAN CAPITAL STRATEGIES          COM      024937104   1,119     45,000 SH        SHARED(2)                           45,000
AMERICAN HEALTHWAYS INC              COM      02649V104     574     13,700 SH          SOLE(1)             13,700
AMERISOURCEBERGEN CORP               COM      03073E105   1,892     35,000 SH          SOLE(1)             35,000
ANADARKO PETE CORP                   COM      032511907  12,528    300,000 SH  CALL  SHARED(2)                          300,000
APRIA HEALTHCARE GROUP INC           COM      037933108   3,833    140,000 SH        SHARED(2)                          140,000
AVIALL INC NEW                       COM      05366B102   1,418    114,500 SH        SHARED(2)                          114,500
AVID TECHNOLOGY INC                  COM      05367P100   1,060     20,000 SH        SHARED(2)                           20,000
BIO IMAGING TECHNOLOGIES INC         COM      09056N103     587     85,000 SH        SHARED(2)                           85,000
BOSTON COMMUNICATIONS GROUP          COM      100582105   4,075    407,500 SH        SHARED(2)                          407,500
BRINKER INTL INC                     COM      109641100     667     20,000 SH        SHARED(2)                           20,000
BRINKS CO                            COM      109696104   6,862    395,300 SH        SHARED(2)                          395,300
BSB BANCORP                          COM      055652101   1,489     53,700 SH          SOLE(1)             53,700
CAPTIVA SOFTWARE CORP DEL            COM      14073T109     537     71,700 SH         OTHER(3)                           71,700
CARDIAC SCIENCE INC                COM NEW    141410209      83     20,000 SH         OTHER(3)                           20,000
CELERITEK INC                        COM      150926103      92     11,300 SH         OTHER(3)                           11,300
CHESAPEAKE ENERGY CORP               COM      165167107   1,833    170,000 SH          SOLE(1)            170,000
CHICAGO BRIDGE & IRON CO N V   NY REGISTRY SH 167250109     815     30,000 SH          SOLE(1)             30,000
COLUMBIA SPORTSWEAR CO               COM      198516106   1,055     20,000 SH        SHARED(2)                           20,000
COMERICA INC                         COM      200340107   3,206     68,800 SH          SOLE(1)             68,800
COOPER COS INC                     COM NEW    216648402     408     10,000 SH        SHARED(2)                           10,000
CROSS A T CO                        CL A      227478104     152     25,400 SH         OTHER(3)                           25,400

CSK AUTO CORP                        COM      125965103   1,303     84,500 SH          SOLE(1)             84,500
DEL MONTE FOODS CO                   COM      24522P103     697     80,000 SH          SOLE(1)             80,000
DIGENE CORP                          COM      253752109     613     15,000 SH        SHARED(20                           15,000
DIGITAL GENERATION SYS INC           COM      253921100      87     40,000 SH         OTHER(3)                           40,000
ECLIPSYS CORP                        COM      278856109   2,093    130,000 SH        SHARED(2)                          130,000
ENSCO INTL INC                       COM      26874Q100   2,682    100,000 SH          SOLE(1)            100,000
ENTERPRISE PRODS PARTNERS L          COM      293792107     678     30,000 SH        SHARED(2)                           30,000
ERESEARCHTECHNOLOGY INC              COM      29481V108     347     10,000 SH          SOLE(1)             10,000
ESPERION THERAPEUTICS INC            COM      29664R106   4,461    229,000 SH        SHARED(2)                          229,000
EXELON CORP                          COM      30161N101   3,493     55,000 SH          SOLE(1)             55,000
FELCOR LODGING TR INC                COM      31430F101     259     25,000 SH          SOLE(1)             25,000
FIRST CONSULTING GROUP INC           COM      31986R103     640    128,504 SH         OTHER(3)                          128,504
FIRST NIAGARA FINL GP INC            COM      33582V108     453     30,000 SH          SOLE(1)             30,000
FREEMARKETS INC                      COM      356602102     389     50,000 SH          SOLE(1)             50,000
GEMSTAR-TV GUIDE INTL INC            COM      36866W106   2,055    434,400 SH        SHARED(2)                          434,400
GENESIS HEALTH VENTURE INC N         COM      37183F107   8,120    335,400 SH        SHARED(2)                          335,400
GREY WOLF INC                        COM      397888108     348    100,000 SH        SHARED(2)                          100,000
GUESS INC                            COM      401617105     437     49,100 SH         OTHER(3)                           49,100
HEWLETT PACKARD CO                   COM      428236103   4,066    210,000 SH        SHARED(2)                          210,000
HI / FN INC                          COM      428358105   4,933    664,800 SH        SHARED(2)                          664,800
HMS HLDGS CORP                       COM      40425J101     493    142,800 SH          SOLE(1)            142,800
HOLLY CORP                      COM PAR $0.01 435758305   3,551    143,300 SH        SHARED(2)                          143,300
HUDSON UNITED BANCORP                COM      444165104   1,231     35,000 SH          SOLE(1)             35,000
ICU MED INC                          COM      44930G107     733     27,000 SH        SHARED(2)                           27,000
IDEC PHARMACEUTICALS CORP            COM      449370105   2,996     90,000 SH        SHARED(2)                           90,000
IDEC PHARMACEUTICALS CORP            COM      449370955   1,165     35,000 SH  PUT   SHARED(2)                           35,000
IMPATH INC                           COM      45255G101   1,761  1,155,000 SH        SHARED(2)                        1,155,000
INET TECHNOLOGIES INC                COM      45662V105     192     15,000 SH         OTHER(3)                           15,000
INFOCUS CORP                         COM      45665B106     243     50,000 SH        SHARED(2)                           50,000
INFOUSA INC NEW                      COM      456818301     253     33,678 SH          SOLE(1)             33,678
INTERDIGITAL COMMUNICATIONS          COM      45866A105     353     23,500 SH        SHARED(2)                           23,500
IOMEGA CORP                        COM NEW    462030305   1,096     98,400 SH          SOLE(1)             98,400
JEFFERSON BANCSHARES INC TEN         COM      472375104     887     58,800 SH          SOLE(1)             58,800
KANSAS CITY SOUTHERN               COM NEW    485170302   1,509    136,300 SH        SHARED(2)                          136,300
KFX INC                              COM      48245L107     678    135,000 SH        SHARED(2)                          135,000
KINDER MORGAN INC KANS               COM      49455P101   6,152    113,900 SH        SHARED(2)                          113,900
KINDER MORGAN INC KANS               COM      49455P951   8,642    160,000 SH  PUT   SHARED(2)                          160,000
LABORATORY CORP AMER HLDGS         COM NEW    50540R409     307     10,700 SH         OTHER(3)                           10,700
LIBERTE INVS INC DEL                 COM      530154103   2,196    392,100 SH        SHARED(2)                          392,100
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP 559080106     916     20,000 SH        SHARED(2)                           20,000
MARISA CHRISTINA INC                 COM      570268102     546    356,900 SH        SHARED(2)                          356,900
MAVERICK TUBE CORP                   COM      577914104   2,018    130,000 SH        SHARED(2)                          130,000

MCMORAN EXPLORATION CO               COM      582411104   1,051    100,266 SH        SHARED(2)                          100,266
MICHAELS STORES INC                  COM      594087108     815     20,000 SH        SHARED(2)                           20,000
MIKOHN GAMING CORP                   COM      59862K108     214     40,000 SH         OTHER(3)                           40,000
MODEM MEDIA INC                     CL A      607533106   7,816  1,563,104 SH        SHARED(2)                        1,563,104
MOORE WALLACE INC                    COM      615857109   1,065     75,000 SH          SOLE(1)             75,000
MTR GAMING GROUP INC                 COM      553769100   1,632    188,200 SH        SHARED(2)                          188,200
NBTY INC                             COM      628782104   1,401     60,000 SH        SHARED(2)                           60,000
NCE PETROFUND 1                TR UT NEW 2001 62885E406   1,299    109,200 SH          SOLE(1)            109,200
NDCHEALTH CORP                       COM      639480102  11,313    540,000 SH        SHARED(2)                          540,000
NEOMAGIC CORP                        COM      640497103      37     16,000 SH          SOLE(1)             16,000
NETSMART TECHNOLOGIES INC          COM NEW    64114W306     298     34,000 SH         OTHER(3)                           34,000
NICOR INC                            COM      654086107   2,586     73,600 SH        SHARED(2)                           73,600
NOVOSTE CORP                         COM      67010C100      36      8,200 SH         OTHER(3)                            8,200
OFFICE DEPOT INC                     COM      676220106   3,513    250,000 SH        SHARED(2)                          250,000
OPEN TEXT CORP                       COM      683715106   1,347     39,500 SH        SHARED(2)                           39,500
OPTIMAL ROBOTICS CORP             CL A NEW    68388R208     792     93,600 SH        SHARED(2)                           93,600
PARTY CITY CORP                      COM      702145103  19,231  1,553,383 SH        SHARED(2)                       1,553,383
PATTERSON UTI ENERGY INC             COM      703481101   9,745    360,000 SH        SHARED(2)                          360,000
PEAK INTL LTD                        ORD      G69586108   7,046  1,294,000 SH        SHARED(2)                        1,294,000
PERVASIVE SOFTWARE INC               COM      715710109     483     68,500 SH         OTHER(3)                           68,500
PIONEER NAT RES CO                   COM      723787107   9,166    360,000 SH        SHARED(2)                          360,000
PRG-SCHULTZ INTERNATIONAL IN         COM      69357C107   9,397  1,654,400 SH        SHARED(2)                        1,654,400
                                    NOTE
PRG-SCHULTZ INTERNATIONAL IN     4.750% 11/2  69357CAA5     155      1,500 PRN        OTHER(3)                              N/A
PSS WORLD MED INC                    COM      69366A100     659     75,000 SH          SOLE(1)            75,000
QUICKSILVER RESOURCES INC            COM      74837R104  12,801    524,000 SH        SHARED(2)                          524,000
RAYOVAC CORP                         COM      755081106   4,974    340,700 SH        SHARED(2)                          340,700
RC2 CORP                             COM      749388104     660     34,200 SH         OTHER(3)                           34,200
REEBOK INTL LTD                      COM      758110100   6,017    180,000 SH        SHARED(2)                          180,000
ROCKFORD CORP                        COM      77316P101   6,444    935,284 SH        SHARED(2)                          935,284
RUBY TUESDAY INC                     COM      781182100   1,688     70,000 SH        SHARED(2)                           70,000
SILICON LABORATORIES INC             COM      826919102   9,114    202,900 SH        SHARED(2)                         202,900
SINGING MACH INC                   COM NEW    829322304     226     51,100 SH         OTHER(3)                           51,100
SOUNDVIEW TECHNOLOGY GROUP N       COM NEW    83611Q406   4,265    440,591 SH        SHARED(2)                          440,591
SUMMIT AMER TELEVISION INC           COM      86600T109   5,906  2,029,540 SH        SHARED(2)                        2,029,540
SUNOCO INC                           COM      86764P109   2,771     68,900 SH          SOLE(1)             68,900
TAG-IT PAC INC                       COM      873774103     528    105,500 SH         OTHER(3)                          105,500
TELULAR CORP                       COM NEW    87970T208     337     67,820 SH        SHARED(2)                           67,820
TOR MINERALS INTL INC                COM      890878101     543     97,800 SH         OTHER(3)                           97,800
TRIAD HOSPITALS INC                  COM      89579K109   9,084    300,000 SH        SHARED(2)                          300,000
TXU CORP                             COM      873168108   2,827    120,000 SH          SOLE(1)            120,000
VALERO LP                      COM UT LTD PRT 91913W104   1,311     30,000 SH        SHARED(2)                           30,000
VICURON PHARMACEUTICALS INC          COM      926471103     354     20,000 SH        SHARED(2)                           20,000

VIGNETTE CORP                        COM      926734104     460    200,000 SH        SHARED(2)                          200,000
VYYO INC                           COM NEW    918458209     616    144,633 SH          SOLE(1)            144,633
WASHINGTON GROUP INTL INC          COM NEW    938862208   8,546    316,500 SH        SHARED(2)                          316,500
WEBEX COMMUNICATIONS INC             COM      94767L109     641     33,950 SH        SHARED(2)                           33,950
WESTERN DIGITAL CORP                 COM      958102105     645     50,000 SH        SHARED(2)                           50,000
WISCONSIN ENERGY CORP                COM      976657106     917     30,000 SH          SOLE(1)             30,000
XM SATELLITE RADIO HLDGS INC        CL A      983759101     775     50,000 SH          SOLE(1)             50,000

(1) WS Capital Management, L.P. has sole investment discretion and voting authority for shares held by (i) Walker Smith Capital Master Fund, which is composed of Walker Smith Capital, L.P. and Walker Smith Capital (QP), L.P. and
(ii) Walker Smith International Fund, Ltd.

(2) WS Capital Management, L.P. has shared investment discretion and voting authority with WSV Management, L.L.C. WS Capital Management, L.P. has sole investment discretion and voting authority for shares held by (i) Walker Smith Capital Master Fund, which is composed of Walker Smith Capital, L.P. and Walker Smith Capital (QP), L.P. and (ii) Walker Smith International Fund, Ltd. WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by (i) WS Opportunity Master Fund, which is composed of WS Opportunity Fund, L.P. and WS Opportunity Fund (QP), L.P. and (ii) WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith, as control persons for both WS Capital, L.L.C., the general partner of WS Capital Management, L.P., and WSV Management, L.L.C., may each control decisions regarding the investment and voting of these shares.

(3) WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by (i) WS Opportunity Master Fund, which is composed of WS Opportunity Fund, L.P. and WS Opportunity Fund (QP), L.P. and (ii) WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith together control a majority of the voting power of WSV Management, L.L.C., and each may therefore have shared investment discretion and voting authority for those shares controlled by WSV Management, L.L.C.

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.